Payroll, staff and employee benefits obligations - Recognized in income and comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Actuarial (Gains) Losses
Benefit amounts recognized on Equity	$ 12	$ (823)	$ 371
Pension benefits
Employee benefits obligations
Current service cost	236	263	251
Past service cost	(1)	239	(92)
Settlements	(12)	(1)
Net interest cost	35	64	66
Benefit amounts recognized on Profit & Loss	258	565	225
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(1)	(16)	(56)
Effect of changes in financial assumptions	(354)	(241)	1,008
Effect of experience adjustments	(17)	(193)	(190)
Actual return on plan assets (excluding interest income)	424	(344)	(421)
Effect of asset ceiling	(11)	7	(7)
Benefit amounts recognized on Equity	41	(787)	334
Total benefit amounts recognized on comprehensive income	299	(222)	559
Other benefits
Employee benefits obligations
Current service cost	14	16	13
Past service cost	(2)	12
Net interest cost	17	17	21
Benefit amounts recognized on Profit & Loss	29	45	34
Actuarial (Gains) Losses
Effect of changes in demographic assumptions	(21)	3	(7)
Effect of changes in financial assumptions	(3)	(5)	48
Effect of experience adjustments	(5)	(34)	(4)
Benefit amounts recognized on Equity	$ (29)	(36)	37
Total benefit amounts recognized on comprehensive income		$ 9	$ 71